Non-controlling Interests and Equity Attributable to Other Equity Instruments Holders - Non-controlling Interests (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Equity [abstract]
Preferred securities issued by subsidiaries		¥ 436,500
Others	¥ 60,296	57,623
Total non-controlling interests	¥ 60,296	¥ 494,123